Authorised and issued share capital - Summary of Authorized and Issued Share Capital (Details) £ / shares in Units, £ in Millions, number in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) £ / shares shares		Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£) shares
Disclosure of classes of share capital [line items]
Exercise of share options (in shares)	0		0
Issued and fully paid capital, Beginning balance	£ 114
Share cancellations	0	[1]		£ (807)
Issued and fully paid capital, Ending balance	£ 109		£ 114
Ordinary shares
Disclosure of classes of share capital [line items]
Equity ordinary shares, authorised (in shares) | shares	1,750,000,000		1,750,000,000	1,750,000,000	1,750,000,000
Nominal value of authorised shares	£ 175		£ 175	£ 175	£ 175
Number of shares issued and fully paid, Beginning balance (in shares) | shares	1,141,513,196		1,141,427,296	1,224,459,550
Exercise of share options (in shares) | shares			85,900
Share cancellations (in shares) | shares	(50,367,570)			(83,157,954)
Number of shares issued and fully paid, Ending balance (in shares) | shares	1,091,394,251		1,141,513,196	1,141,427,296
Issued and fully paid capital, Beginning balance	£ 114		£ 114	£ 122
Exercise of share options	0		0	0
Share cancellations	(5)			(8)
Issued and fully paid capital, Ending balance	£ 109		£ 114	£ 114
Par value per share (in pound sterling per share) | £ / shares	£ 0.10

[1]	5In December 2024, WPP cancelled 50,367,570 treasury shares.